Financial assets and liabilities at fair value (Tables)	6 Months Ended
Jun. 30, 2018
Sub-classifications of financial informations
Financial assets and liabilities at fair value

	June 30, 2018
Skr mn	Book value	Fair value	Surplus value (+)/ Deficit value (–)
Cash and cash equivalents	5,348	5,348	—
Treasuries/governments bonds	3,505	3,505	—
Other interest-bearing securities except loans	43,644	43,644	—
Loans in the form of interest-bearing securities	40,060	41,220	1,160
Loans to credit institutions	24,951	25,086	135
Loans to the public	158,548	163,112	4,564
Derivatives	10,795	10,795	—

Total financial assets	286,851	292,710	5,859

Borrowing from credit institutions	3,939	3,939	—
Senior securities issued	244,554	246,311	1,757
Derivatives	21,001	21,001	—
Subordinated securities issued	2,236	2,245	9

Total financial liabilities	271,730	273,496	1,766

	December 31, 2017
Skr mn	Book value	Fair value	Surplus value (+)/ Deficit value (–)
Cash and cash equivalents	1,231	1,231	—
Treasuries/governments bonds	4,382	4,382	—
Other interest-bearing securities except loans	39,807	39,807	—
Loans in the form of interest-bearing securities	41,125	42,352	1,227
Loans to credit institutions	23,198	23,451	253
Loans to the public	141,111	144,935	3,824
Derivatives	7,803	7,803	—

Total financial assets	258,657	263,961	5,304

Borrowing from credit institutions	2,317	2,317	—
Senior securities issued	222,516	223,465	949
Derivatives	16,480	16,480	—
Subordinated securities issued	2,040	2,047	7

Total financial liabilities	243,353	244,309	956

Schedule of fair value measurement of assets

	Financial assets at fair value through profit or loss				Available-for-sale under IAS 391
Skr mn	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Treasuries/governments bonds	—	3,505	—	3,505
Other interest-bearing securities except loans	—	43,644	—	43,644
Derivatives	—	8,706	2,089	10,795

Total, June 30, 2018	—	55,855	2,089	57,944

Total, December 31, 2017	—	5,942	1,974	7,916	4,382	39,694	—	44,076

1Due to the transition to IFRS 9,  the financial assets classified as available-for-sale under IAS 39  are now classified as  “Financial assets at fair value through profit or loss” .

Schedule of fair value measurement of liabilities

	Financial liabilities at fair value through profit or loss
Skr mn	Level 1	Level 2	Level 3	Total
Senior securities issued	—	20,964	42,224	63,188
Derivatives	—	16,243	4,758	21,001
Subordinated securities issued	—	—	—	—

Total, June 30, 2018	—	37,207	46,982	84,189

Total, December 31, 2017	—	34,086	45,815	79,901

Schedule of fair value related to credit risk

Fair value related to credit risk

	Fair value originating from credit risk (- liabilities increase/ + liabilities decrease)		The period’s change in fair value originating from credit risk (+ income/ - loss)
Skr mn	June 30, 2018	December 31, 2017	Jan–Jun 2018	Jan–Jun 2017
CVA/DVA, net1	-15	-8	-7	10
OCA2	-339	-578	185	-86

1	Credit value adjustment (CVA) and Debt value adjustment (DVA) reflects how the counterparties’ credit risk as well as SEK’s own credit rating affects the fair value of derivatives.
2

Own credit adjustment (OCA) reflects how the changes in SEK’s credit rating affects the fair value of financial liabilities measured at fair value through profit and loss.Changes in creditworthiness is, as of January 1, 2018 presented in other comprehensive income according to IFRS 9. The effect of IFRS 9 differs from the closing balance as of December 31, 2017. The difference is related to the calculation of accumulated gains and losses that arise from changes in SEK’s own credit risk, and do not have any net effect on equity.

Level 3
Sub-classifications of financial informations
Schedule of financial assets and liabilities at fair value

Skr mn	January 1, 2018	Purchases	Settlements & sales	Transfers to Level 3	Transfers from Level 3	Gains (+) and losses (–) through profit or loss1	Gains (+) and losses (–) in Other comprehensive income	Exchange- rate differences	June 30, 2018
Other interest-bearing securities except loans	—	—	—	—	—	—	—	—	—
Senior securities issued	-42,995	-2,432	4,923	—	—	2,139	117	-3,976	-42,224
Derivatives, net	-846	1	-10	—	—	-2,002	—	188	-2,669

Net assets and liabilities, 2018	-43,841	-2,431	4,913	—	—	137	117	-3,788	-44,893

Skr mn	January 1, 2017	Purchases	Settlements & sales	Transfers to Level 3	Transfers from Level 3	Gains (+) and losses (–) through profit or loss1	Exchange- rate differences	December 31, 2017
Other interest-bearing securities except loans	257	—	-250	—	—	-6	-1	—
Senior securities issued	-48,217	-19,077	24,627	—	—	1,044	-1,372	-42,995
Derivatives, net	-2,404	3	-4,342	—	—	-1,202	7,099	-846

Net assets and liabilities, 2017	-50,364	-19,074	20,035	—	—	-164	5,726	-43,841

1

Gains and losses through profit or loss, including the impact of exchange-rates, is reported as net interest revenues and net results of financial transactions. The unrealized fair value changes for assets and liabilities, including the impact of exchange-rates, held as of June 30, 2018, amounted to a Skr 115 million gain (year-end 2017: Skr 768 million loss) and are reported as net results of financial transactions.

Schedule of sensitivity analysis - level 3

	June 30, 2018
Assets and liabilities Skr mn	Fair Value	Unobservable input	Range of estimates for unobservable input1	Valuation method	Sensitivity max	Sensitivity min
Interest rate	0	Credit spreads	10BP - (10BP)	Discounted cash flow	0	0

Sum other interest-bearing securities except loans	0				0	0

Equity	-370	Correlation	0.70 - (0.03)	Option Model	1	-1
Interest rate	964	Correlation	0.14 - (0.08)	Option Model	-94	91
FX	-3,095	Correlation	0.90 - (0.82)	Option Model	24	-21
Other	-168	Correlation	0.60 - 0.04	Option Model	0	0

Sum derivatives, net	-2,669				-69	69

Equity	-697	Correlation	0.70 - (0.03)	Option Model	-1	1
		Credit spreads	10BP - (10BP)	Discounted cash flow	13	-13
Interest rate	-41,396	Correlation	0.14 - (0.08)	Option Model	98	-95
		Credit spreads	10BP - (10BP)	Discounted cash flow	110	-107
FX	-32	Correlation	0.90 - (0.82)	Option Model	-25	22
		Credit spreads	10BP - (10BP)	Discounted cash flow	99	-99
Other	-99	Correlation	0.60 - 0.04	Option Model	0	0
		Credit spreads	10BP - (10BP)	Discounted cash flow	4	-4

Sum senior securities issued	-42,224				298	-295

Total effect on total comprehensive income2					229	-226

Other interest-bearing securities except loans, December 31, 2017	0				0	0
Derivatives, net, December 31, 2017	-846				-167	155
Senior securities issued, December 31, 2017	-42,995				381	-366

Total effect on total comprehensive income, December 31, 20172					214	-211

1

Represents the range of correlations that SEK has determined market participants would use when pricing the instruments. The structures are represented both in the security and the derivative hedging the bond. The sensitivity analysis is based on a shift in the interval for correlation between 0.1 and –0.1. The correlation is expressed as a value between 1 and –1, where 0 indicates no relationship, 1 indicates maximum positive relationship and -1 indicates maximum negative relationship. The maximum correlation in the range of unobservable inputs can thus be from 1 to –1. The table presents the scenario analysis of the effect on Level 3 instruments, with maximum positive and negative changes.

2

Of the total impact on total comprehensive income, the sensitivity effect of SEK’s own credit spread was Skr 226 million (year-end 2017: Skr 211 million) under a maximum scenario and Skr -223 million (year-end 2017: Skr -208 million) under a minimum scenario.